RESERVES, Movements in Foreign Currency Translation Reserve (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
RESERVES [Abstract]
Balance at start of year/period	$ 0	$ (2,419)
Exchange differences arising on translation into presentation currency	(2,419)	(593,912)
Balance at end of year/period	$ (2,419)	$ (596,331)